23. EXPENSES BY NATURE (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Expenses By Nature Details 1Abstract
Production costs	R$ 1,145,793	R$ 1,376,862	R$ 1,241,425
Sales expenses	5,850	8,851	9,163
General and Administrative Expenses	23,464	23,052	28,228
Depreciation, amortization and depletion	1,175,107	1,408,765	1,278,816
Other operating expenses	(1,330,706)	(646,944)	(1,076,730)
Total	R$ 1,273,021	R$ 1,453,335	R$ 1,322,497